Property and Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

5. Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	March 31, 2025	December 31, 2024
Software and computer equipment	$291	$291
Furniture and fixtures	32	32
Leasehold improvements	1,584	1,584
Property and equipment, gross	1,907	1,907
Less: accumulated depreciation and amortization	(1,879)	(1,866)
Property and equipment, net	$28	$41

Depreciation expense was $13,000 and $51,000 for the three months ended March 31, 2025 and 2024, respectively.

During the first quarter of 2024, the Company recorded an impairment of $36,000 related to Archipelago property and equipment held for sale. During the second quarter of 2024, all Archipelago property and equipment previously held for sale were sold.

Note 6. Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	As of December 31,
	2024	2023
Software and computer equipment	$291	$349
Machinery and equipment	—	34
Furniture and fixtures	32	39
Leasehold improvements	1,584	1,590
Property and equipment, gross	1,907	2,012
Less accumulated depreciation and amortization	(1,866)	(1,942)
Property and equipment, net	$41	$70

Depreciation expense was $58,000 and $111,000 for the years ended December 31, 2024 and 2023, respectively.

Property and equipment are considered assets held for sale when management approves and commits to a plan to dispose of a property or group of properties. The property and equipment held for sale prior to the sale date is separately presented, within current assets, on the consolidated balance sheet as assets held for sale.

During the year ended December 31, 2023, management initiated the sale of property and equipment related to Archipelago. The Company completed the sale of such property and equipment with a net gain on sale of property and equipment in the amount of $29,000 recorded on the consolidated statements of operations and comprehensive loss during the year ended December 31, 2023. The proceeds related to the sale of property and equipment during the year ended December 31, 2023 were $65,000.

Property and equipment related to Archipelago of $51,000 were classified as assets held for sale as of December 31, 2023. During the first quarter of 2024, the Company recorded an impairment of $36,000 related to these assets. During the second quarter of 2024, all Archipelago property and equipment previously held for sale were sold.